Stockholders' Equity and Mezzanine Equity (Tables) (Imported)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Schedule of outstanding redeemable preferred stock

At June 30, 2022, the redeemable ordinary share subject to possible redemption reflected in the unaudited condensed balance sheet is reconciled in the following table:

Gross proceeds	$125,000,000
Less:
Proceeds allocated to Public Warrants at issuance	(16,548,464)
Redeemable ordinary share issuance costs	(6,647,710)
Plus:
Accretion of carrying value to redemption value	23,196,174
Redeemable ordinary shares subject to possible redemption at December 31, 2021	$125,000,000
Plus:
Accretion of carrying value to redemption value	190,736
Redeemable ordinary shares subject to possible redemption at June 30, 2022	$125,190,736

At December 31, 2021, the redeemable ordinary share subject to possible redemption reflected in the balance sheet is reconciled in the following table:

Gross proceeds	$125,000,000
Less:
Proceeds allocated to Public Warrants at issuance	(16,548,464)
Redeemable ordinary share issuance costs	(6,647,710)
Plus: Accretion of carrying value to redemption value	23,196,174
Redeemable ordinary shares subject to possible redemption	$125,000,000

Wag Labs, Inc.
Schedule of outstanding redeemable preferred stock

	June 30, 2022
		Shares Issued and		Liquidation
Series	Shares Designated	Outstanding	Carrying Amount	Preference
Seed	4,502,881	4,502,881	$19,382	$3,117
A	6,072,815	6,072,815	25,969	9,500
B	6,694,033	6,694,033	32,057	15,000
C	7,275,657	7,275,657	32,857	39,800
P	4,750,000	1,100,000	10,925	11,000
Total	29,295,386	25,645,386	$121,190	$78,417

	December 31, 2021
		Shares Issued and		Liquidation
Series	Shares Designated	Outstanding	Carrying Amount	Preference
Seed	4,502,881	4,502,881	$19,382	$3,117
A	6,072,815	6,072,815	25,969	9,500
B	6,694,033	6,694,033	32,057	15,000
C	7,275,657	7,275,657	32,857	39,800
Total	24,545,386	24,545,386	$110,265	$67,417

	December 31, 2021
		Shares Issued and		Liquidation
Series	Shares Designated	Outstanding	Carrying Amount	Preference
Seed	4,502,881	4,502,881	$19,382	$3,117
A	6,072,815	6,072,815	25,969	9,500
B	6,694,033	6,694,033	32,057	15,000
C	7,275,657	7,275,657	32,857	39,800
Total	24,545,386	24,545,386	$110,265	$67,417

	December 31, 2020
		Shares Issued and		Liquidation
Series	Shares Designated	Outstanding	Carrying Amount	Preference
Seed	4,502,881	4,502,881	$19,382	$3,117
A	6,072,815	6,072,815	25,969	9,500
B	6,694,033	6,694,033	32,057	15,000
C	7,275,657	7,275,657	32,857	39,800
Total	24,545,386	24,545,386	$110,265	$67,417

Schedule of reserved common stock for future issuances

	June 30, 2022	December 31, 2021
Seed	4,502,881	4,502,881
A	6,072,815	6,072,815
B	6,694,033	6,694,033
C	7,275,657	7,275,657
P	4,750,000	—
Common stock option plan:
Options outstanding	7,540,964	7,580,496
Options available for future grants	110,966	91,933
Common warrants	91,310	91,310
Total	37,038,626	32,309,125

	December 31, 2021	December 31, 2020
Seed	4,502,881	4,502,881
A	6,072,815	6,072,815
B	6,694,033	6,694,033
C	7,275,657	7,275,657
Common stock option plan:
Options outstanding	7,580,496	7,383,320
Options available for future grants	91,933	492,324
Common warrants	91,310	91,310
Total	32,309,125	32,512,340

Schedule of option activity

		Weighted-average	Weighted-average
	Number of	exercise	grant date
	Options	price	fair value
Outstanding, December 31, 2021	7,580,496	$0.39	$0.13
Granted	—	—	—
Exercised	(20,499)	0.12	0.04
Cancelled/forfeited	(19,033)	0.70	0.29
Outstanding, June 30, 2022	7,540,964	$0.39	$0.14

			Weighted-
		Weighted-average	average grant
Stock Options	Number of Options	exercise price	date fair value
Outstanding, December 31, 2019	3,930,520	$2.89	$1.41
Granted	6,662,863	0.09	0.06
Exercised	(21,917)	0.29	0.16
Cancelled/forfeited	(3,188,146)	2.80	1.40
Outstanding, December 31, 2020	7,383,320	0.41	0.20
Granted	628,302	0.20	0.03
Exercised	(29,061)	0.09	0.04
Cancelled/forfeited	(402,065)	0.54	0.27
Outstanding, December 31, 2021	7,580,496	$0.39	$0.13

Schedule of information about currently outstanding and vested stock options

		Weighted-Average
		Remaining	Vested and
	Outstanding,	Contractual Life	Exercisable,
Exercise Price	December 31, 2021	(Years)	December 31, 2021
0.09	6,199,710	$8.21	4,294,192
0.16	321,061	9.16	201,631
0.26	254,100	9.97	—
0.86	6,025	5.20	6,025
2.17	24,282	5.65	24,282
2.78	544,009	7.35	490,346
2.96	231,309	6.78	231,309
	7,580,496	8.20	5,247,785

		Weighted-Average
		Remaining	Vested and
	Outstanding,	Contractual Life	Exercisable,
Exercise Price	December 31, 2020	(Years)	December 31, 2020
0.09	6,512,000	$9.19	2,908,482
0.86	6,025	6.2	6,025
2.17	24,282	6.65	24,282
2.78	607,143	8.26	441,002
2.96	233,870	7.72	233,870
	7,383,320	9.06	3,613,661

Schedule of valuation assumptions

	December 31, 2021	December 31, 2020
Expected term	5.20 – 9.97 years	5.58 – 10.0 years
Volatility (%)	57.93% – 59.49%	54.25% – 57.73%
Risk-free interest rate (%)	0.71% – 1.55%	0.32% – 0.95%

Schedule of total stock-based compensation expense by function

	Three months ended		Six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Operations and support	$9	$9	$18	$18
Sales and marketing	2	4	5	8
General and administrative	29	48	71	96
	$40	$61	$94	$122

	2021	2020
Operations and support	$36	$32
Sales and marketing	11	9
General and administrative	175	244
	$222	$285

Schedule of restricted stock activity

Restricted Stock (Unvested)
Weighted Average Grant
	Number of	Date Fair Value
	Shares	($ per share)
Unvested at December 31, 2021	174,154	$0.21
Grants	—	—
Vested	—	—
Forfeited	—	—
Unvested at June 30, 2022	174,154	$0.21

	Restricted Stock (Unvested)
		Weighted Average Grant
		Date Fair Value
	Number of Shares	($ per share)
Unvested at December 31, 2020	—	—
Grants	174,154	$0.21
Vested	—	—
Forfeited	—	—
Unvested at December 31, 2021	174,154	$0.21

Schedule of common stock warrants outstanding

		Weighted Average	Aggregate
	Number of	Exercise	Intrinsic
	Shares	Price ($ per share)	Value
Outstanding at June 30, 2022	91,310	$1.54	—
Outstanding at December 31, 2021	91,310	$1.54	—

		Weighted Average
	Number of	Exercise Price	Aggregate Intrinsic
	Shares	($ per share)	Value
Outstanding at December 31, 2021	91,310	$1.54	—
Outstanding at December 31, 2020	91,310	$1.54	—